Income tax (credit)/expense - Reconciliation of effective tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Loss before taxation	$ (56,669,031)	$ (225,820,154)	$ (216,553,522)
Notional tax on loss before taxation, calculated at the applicable rate	(8,935,753)	(24,306,622)	(13,864,746)
Tax effect of non-deductible expenses	3,917,601	24,387,021	17,502,323
Tax effect of non-taxable income	(1,136,909)	(163,797)	(846,573)
Tax effect on utilization of previously unrecognized tax losses	(70,806)	0	(579,657)
Tax effect of tax losses not recognized	6,186,067	101,854	0
Tax effect of previously unrecognized temporary differences recognized in current year	(272,720)	(263,272)	360,922
Others	43,161	0	(3,747)
Tax (credit)/expense	$ (269,359)	$ (244,816)	$ 2,568,522